LOANS HELD FOR INVESTMENT AT CARRYING VALUE - Narrative (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) loan	Dec. 31, 2023 USD ($) loan
LOANS HELD FOR INVESTMENT AT CARRYING VALUE [Abstract]
Number of loans held for investments in portfolio (in loans) | loan	6	0
Loans held for investments aggregate commitments	$ 121,600,000	$ 0
Loans held at carrying value, outstanding principal	97,547,112	$ 0
Loans held at carrying value, outstanding principal fundings	122,500,000
Loan repayments, carrying value	$ 24,900,000
Percentage of loans held at carrying value with floating interest rates	72.00%	0.00%
Interest rate floor	4.20%
Quoted interest rate	4.80%